SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended
	Feb. 06, 2018	Dec. 22, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018
Allowance for doubtful accounts			$ (8,500)		$ (8,500)		$ (1,800)
Deferred revenue			175,800		175,800		159,700
Advertising expense					4,800	$ 248,500
Amortization of intangible assets			14,000	$ 14,000	42,000	38,700
Accumulated amortization of intangible assets			136,300		136,300		94,200
Net income attributable to noncontrolling interests			(604,200)	(332,200)	(1,382,200)	(404,500)
Prepaid for part of study	$ 125,000
Payment for services under the study	$ 15,000
Previous corporate tax		35.00%
Current corporate tax		21.00%
Percentage of limitation of the tax deduction for interest expense		30.00%
Percent of current-year taxable income		80.00%
Federally insured limit			$ 2,300,000		$ 2,300,000
Subsidiary [Member]
Maximum percentage of voting rights in subsidiaries			50.00%		50.00%
Furniture and Equipment [Member]
Depreciation expense			$ 16,700	$ 16,100	$ 49,000	$ 44,200
Accumulated depreciation and amortization			$ 198,200		$ 198,200		149,200
Federal [Member]
Net operating loss carryforwards							60,200,000
State [Member]
Net operating loss carryforwards							$ 33,800,000